OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	30 June 2025	30 June 2024
	£m	£m
Staff costs	596	641
Other administration expenses	482	488
Depreciation, amortisation and impairment	174	150
	1,252	1,279